Leases (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Leases Abstract
Schedule of right of use

	December 31, 2023	Additions and contract modifications	Depreciation	Translation adjustment	June 30, 2024
Ports	628	-	(27)	(7)	594
Vessels	415	-	(23)	-	392
Pelletizing plants	193	-	(26)	(22)	145
Properties	80	(1)	(12)	(6)	61
Energy plants	34	-	(3)	(1)	30
Mining equipment	9	(3)	(2)	(1)	3
Total	1,359	(4)	(93)	(37)	1,225

Schedule of lease liabilities

	December 31, 2023	Additions and contract modifications	Payments (i)	Interest	Translation adjustment	June 30, 2024
Ports	682	-	(34)	12	(2)	658
Vessels	397	-	(34)	8	-	371
Pelletizing plants	207	-	(5)	4	(25)	181
Properties	102	(1)	(9)	2	(1)	93
Energy plants	49	-	(2)	1	(1)	47
Mining equipment	15	(3)	(1)	1	(2)	10
Total	1,452	(4)	(85)	28	(31)	1,360
Current liabilities	197					177
Non-current liabilities	1,255					1,183
Total	1,452					1,360

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$117 recorded in the income statement in the six-month period ended June 30, 2024 (2023: US$74).

Schedule of summary of annual minimum payments related

	2024	2025	2026	2027	2028 onwards	Total	Remaining term (years)	Discount rate
Ports	33	66	54	43	694	890	2 to 19	4% to 5%
Vessels	30	59	54	53	239	435	1 to 9	3% to 4%
Pelletizing plants	50	44	15	15	85	209	1 to 9	2% to 6%
Properties	15	17	15	13	36	96	1 to 10	2% to 7%
Energy plants	4	9	6	5	39	63	2 to 6	5% to 6%
Mining equipment	4	5	4	1	-	14	1 to 4	3% to 6%
Total	136	200	148	130	1,093	1,707